Goodwill and Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cost:
Total cost	$ 4,325	$ 4,325
Accumulated amortization and impairments:
Total accumulated amortization	4,295	4,285
Amortized cost	30	40
Brand name [Member]
Cost:
Total cost	$ 946	946
Weighted average amortization period	4 years 1 month 6 days
Accumulated amortization and impairments:
Total accumulated amortization	$ 946	946
Customer list [Member]
Cost:
Total cost	$ 2,450	2,450
Weighted average amortization period	2 years 6 months
Accumulated amortization and impairments:
Total accumulated amortization	$ 2,450	2,450
Software [Member]
Cost:
Total cost	$ 111	111
Weighted average amortization period	3 years
Accumulated amortization and impairments:
Total accumulated amortization	$ 111	111
Customer relationship [Member]
Cost:
Total cost	$ 728	728
Weighted average amortization period	7 years
Accumulated amortization and impairments:
Total accumulated amortization	$ 698	688
Backlog [Member]
Cost:
Total cost	90	90
Accumulated amortization and impairments:
Total accumulated amortization	$ 90	$ 90